UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-6424

        Nuveen New York Quality Income Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            9/30

Date of reporting period:          12/31/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited) Nuveen New York Quality Income Municipal Fund, Inc. (NUN) December 31, 2005

Principal		Optional Call
Amount (000)	Description(1)	Provisions(2)	Ratings(3)	Value

	Education and Civic Organizations - 20.4% (13.5% of Total Investments)
$500	Amherst Industrial Development Agency, New York, Revenue Bonds, UBF Faculty/Student Housing Corporation,	8/10 at 102.00	AAA	$550,655
	University of Buffalo Lakeside Cottage Project, Series 2000B, 5.625%, 8/01/20 - AMBAC Insured
	Amherst Industrial Development Agency, New York, Revenue Bonds, UBF Faculty/Student Housing Corporation,
	University of Buffalo Project, Series 2000A:
1,065	5.625%, 8/01/20 - AMBAC Insured	8/10 at 102.00	AAA	1,172,895
610	5.750%, 8/01/25 - AMBAC Insured	8/10 at 102.00	AAA	672,537
6,000	Dormitory Authority of the State of New York, Consolidated Revenue Bonds, City University System, Series	No Opt. Call	AAA	6,637,140
	1993A, 5.750%, 7/01/13 - MBIA Insured
1,000	Dormitory Authority of the State of New York, General Revenue Bonds, New York University, Series 2001-1,	No Opt. Call	AAA	1,193,300
	5.500%, 7/01/40 - AMBAC Insured
4,625	Dormitory Authority of the State of New York, Insured Revenue Bonds, Barnard College, Series 1996, 5.250%,	7/07 at 101.00	AAA	4,789,465
	7/01/26 - AMBAC Insured
670	Dormitory Authority of the State of New York, Insured Revenue Bonds, Fordham University, Series 2002, 5.000%,	7/12 at 100.00	AAA	713,718
	7/01/19 - FGIC Insured
2,750	Dormitory Authority of the State of New York, Insured Revenue Bonds, Yeshiva University, Series 2001, 5.000%,	7/11 at 100.00	AAA	2,850,925
	7/01/26 - AMBAC Insured
2,000	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities,	7/32 at 100.00	AAA	2,169,440
	Series 2003B, 5.250%, 7/01/32 (Mandatory put 7/01/13) - XLCA Insured
2,000	Dormitory Authority of the State of New York, Revenue Bonds, City University of New York, Series 2005A,	No Opt. Call	AAA	2,287,600
	5.500%, 7/01/18 - FGIC Insured
	Dormitory Authority of the State of New York, Revenue Bonds, University of Rochester, Series 2000A:
1,990	0.000%, 7/01/17 - MBIA Insured	7/10 at 101.00	AAA	1,701,032
2,230	0.000%, 7/01/18 - MBIA Insured	7/10 at 101.00	AAA	1,902,814
2,495	0.000%, 7/01/19 - MBIA Insured	7/10 at 101.00	AAA	2,126,114
1,870	0.000%, 7/01/21 - MBIA Insured	7/10 at 101.00	AAA	1,591,407
1,915	Dormitory Authority of the State of New York, Second General Resolution Consolidated Revenue Bonds, City	No Opt. Call	AAA	2,199,205
	University System, Series 1993A, 5.750%, 7/01/18 - FSA Insured
4,000	Dormitory Authority of the State of New York, State University Educational Facilities Revenue Bonds, 1989	No Opt. Call	AAA	4,609,280
	Resolution, Series 2000C, 5.750%, 5/15/16 - FSA Insured
2,000	Dormitory Authority of the State of New York, Third General Resolution Consolidated Revenue Bonds, City	7/08 at 102.00	AAA	2,082,500
	University System, Series 1998-1, 5.000%, 7/01/26 - FGIC Insured
6,415	Nassau County Industrial Development Agency, New York, Revenue Refunding Bonds, Hofstra University,	7/08 at 102.00	AAA	6,739,471
	Series 1998, 5.000%, 7/01/23 - MBIA Insured
4,775	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Trinity Episcopal	6/07 at 102.00	AAA	4,977,699
	School, Series 1997, 5.250%, 6/15/27 - MBIA Insured
1,385	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, USTA National Tennis	No Opt. Call	AAA	1,503,030
	Center Inc., Series 2004, 5.000%, 11/15/13 - FSA Insured
14,500	New York City Trust for Cultural Resources, New York, Revenue Bonds, American Museum of Natural History,	4/07 at 101.00	AAA	15,025,191
	Series 1997A, 5.650%, 4/01/27 - MBIA Insured
7,250	New York City Trust for Cultural Resources, New York, Revenue Refunding Bonds, Museum of Modern Art,	1/07 at 102.00	AAA	7,547,830
	Series 1996A, 5.500%, 1/01/21 - AMBAC Insured
72,045	Total Education and Civic Organizations			75,043,248

	Health Care - 15.4% (10.1% of Total Investments)
750	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds, Hospital for	2/15 at 100.00	AAA	783,195
	Special Surgery, Series 2005, 5.000%, 8/15/33 - MBIA Insured
3,995	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds, Millard Fillmore	2/06 at 104.00	AAA	4,160,593
	Hospitals, Series 1997, 5.375%, 2/01/32 - AMBAC Insured
7,000	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds, New York and	2/08 at 101.00	AAA	7,081,340
	Presbyterian Hospital, Series 1998, 4.750%, 8/01/27 - AMBAC Insured
2,700	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore Hospital,	2/15 at 100.00	AAA	2,827,359
	Series 2004, 5.000%, 8/01/29 - FGIC Insured
9,000	Dormitory Authority of the State of New York, Hospital Revenue Bonds, Catholic Health Services of Long Island	7/09 at 101.00	AAA	9,655,920
	Obligated Group - St. Francis Hospital, Series 1999A, 5.500%, 7/01/24 - MBIA Insured
	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan-Kettering Cancer Center,
	Series 2003-1:
2,500	5.000%, 7/01/21 - MBIA Insured	7/13 at 100.00	AAA	2,656,175
3,300	5.000%, 7/01/22 - MBIA Insured	7/13 at 100.00	AAA	3,503,082
4,105	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian Hospital, Series	8/14 at 100.00	AAA	4,476,954
	2004A, 5.250%, 8/15/15 - FSA Insured
9,000	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop South Nassau University Health	7/11 at 101.00	AAA	9,546,210
	System Obligated Group, Series 2001B, 5.250%, 7/01/31 - AMBAC Insured
	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds, Series 2003A:
2,800	5.250%, 2/15/21 - AMBAC Insured	2/13 at 100.00	AAA	3,024,000
3,065	5.250%, 2/15/22 - AMBAC Insured	2/13 at 100.00	AAA	3,310,200
3,350	New York State Medical Care Facilities Finance Agency, FHA-Insured Mortgage Revenue Bonds, Montefiore	2/06 at 101.00	AAA	3,406,213
	Medical Center, Series 1995A, 5.750%, 2/15/25 - AMBAC Insured
1,915	New York State Medical Care Facilities Finance Agency, Secured Mortgage Revenue Bonds, Brookdale Family	5/06 at 102.00	AAA	1,957,953
	Care Centers Inc., Series 1995A, 6.375%, 11/15/19 - AMBAC Insured

53,480	Total Health Care			56,389,194

	Housing/Multifamily - 3.6% (2.4% of Total Investments)
5,515	New York City Housing Development Corporation, New York, Capital Fund Program Revenue Bonds, Series	7/15 at 100.00	AAA	5,824,557
	2005A, 5.000%, 7/01/25 - FGIC Insured
5,296	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Pass-	1/06 at 105.00	AAA	5,571,158
	Through Certificates, Series 1991C, 6.500%, 2/20/19 - AMBAC Insured
235	New York State Housing Finance Agency, FHA-Insured Multifamily Housing Mortgage Revenue Bonds, Series	2/06 at 101.00	AAA	237,695
	1994B, 6.250%, 8/15/14 - AMBAC Insured
1,540	New York State Housing Finance Agency, Mortgage Revenue Refunding Bonds, Housing Project, Series	5/06 at 102.00	AAA	1,584,675
	1996A, 6.125%, 11/01/20 - FSA Insured

12,586	Total Housing/Multifamily			13,218,085

	Long-Term Care - 1.2% (0.9% of Total Investments)
4,450	Castle Rest Residential Healthcare Facility, Syracuse, New York, FHA-Insured Mortgage Revenue Bonds,	8/07 at 102.00	AAA	4,585,636
	Series 1997A, 5.750%, 8/01/37

	Tax Obligation/General - 14.6% (9.6% of Total Investments)
	Erie County, New York, General Obligation Bonds, Series 2003A:
1,500	5.250%, 3/15/15 - FGIC Insured	3/13 at 100.00	Aaa	1,640,385
1,500	5.250%, 3/15/16 - FGIC Insured	3/13 at 100.00	Aaa	1,632,480
1,600	5.250%, 3/15/17 - FGIC Insured	3/13 at 100.00	Aaa	1,739,744
1,700	5.250%, 3/15/18 - FGIC Insured	3/13 at 100.00	Aaa	1,846,234
805	Erie County, New York, General Obligation Bonds, Series 2004B, 5.250%, 4/01/13 - MBIA Insured	No Opt. Call	Aaa	884,767
	Monroe County, New York, General Obligation Public Improvement Bonds, Series 2002:
2,250	5.000%, 3/01/15 - FGIC Insured	3/12 at 100.00	AAA	2,407,725
1,000	5.000%, 3/01/17 - FGIC Insured	3/12 at 100.00	AAA	1,065,680
	New York City, New York, General Obligation Bonds, Fiscal Series 2001D:
2,095	5.250%, 8/01/15 - FSA Insured	8/10 at 101.00	AAA	2,247,642
5,360	5.250%, 8/01/15 - MBIA Insured	8/10 at 101.00	AAA	5,750,530
5,000	5.000%, 8/01/16 - FGIC Insured	8/10 at 101.00	AAA	5,307,250
5,000	New York City, New York, General Obligation Bonds, Fiscal Series 2002C, 5.125%, 3/15/25 - FSA Insured	3/12 at 100.00	AAA	5,278,100
	New York City, New York, General Obligation Bonds, Fiscal Series 2004E:
1,690	5.000%, 11/01/13 - FSA Insured	No Opt. Call	AAA	1,830,050
3,120	5.000%, 11/01/14 - FSA Insured	No Opt. Call	AAA	3,390,816
3,350	5.000%, 11/01/19 - FSA Insured	11/14 at 100.00	AAA	3,570,129
1,700	5.000%, 11/01/20 - FSA Insured	11/14 at 100.00	AAA	1,806,539
5,000	New York City, New York, General Obligation Bonds, Fiscal Series 2006F-1, 5.000%, 9/01/19 - XLCA Insured	9/15 at 100.00	AAA	5,321,050
	Peru Central School District, Clinton County, New York, General Obligation Refunding Bonds, Series 2002B:
1,845	4.000%, 6/15/18 - FGIC Insured	6/12 at 100.00	AAA	1,824,447
1,915	4.000%, 6/15/19 - FGIC Insured	6/12 at 100.00	AAA	1,882,675
	Putnam Valley Central School District, Putnam and Westchester Counties, New York, General Obligation Bonds,
	Series 1999:
525	5.875%, 6/15/19 - FSA Insured	6/10 at 100.00	Aaa	575,253
525	5.875%, 6/15/25 - FSA Insured	6/10 at 100.00	Aaa	571,772
525	5.875%, 6/15/27 - FSA Insured	6/10 at 100.00	Aaa	571,772
2,305	Yonkers, New York, General Obligation Bonds, Series 2005B, 5.000%, 8/01/20 - MBIA Insured	8/15 at 100.00	AAA	2,461,394

50,310	Total Tax Obligation/General			53,606,434

	Tax Obligation/Limited - 43.9% (28.9% of Total Investments)
3,340	Dormitory Authority of the State of New York, 853 Schools Program Insured Revenue Bonds, Harmony Heights	7/09 at 101.00	AAA	3,592,003
	School, Issue 1, Series 1999C, 5.500%, 7/01/18 - AMBAC Insured
40	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health Services Facilities,	2/06 at 102.00	AAA	40,885
	Series 1996B, 5.125%, 8/15/21 - MBIA Insured
40	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health Services Facilities,	2/07 at 102.00	AAA	41,896
	Series 1997A, 5.750%, 8/15/22 - MBIA Insured
370	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health Services Facilities,	8/10 at 100.00	AAA	391,545
	Series 2000D, 5.250%, 8/15/30 - FSA Insured
	Dormitory Authority of the State of New York, Lease Revenue Bonds, Madison-Oneida Board of Cooperative
	Educational Services, Series 2002:
1,045	5.250%, 8/15/20 - FSA Insured	8/12 at 100.00	AAA	1,124,723
1,100	5.250%, 8/15/21 - FSA Insured	8/12 at 100.00	AAA	1,183,919
1,135	5.250%, 8/15/22 - FSA Insured	8/12 at 100.00	AAA	1,221,589
3,610	Dormitory Authority of the State of New York, Revenue Bonds, Department of Health, Series 2004-2, 5.000%,	7/14 at 100.00	AAA	3,839,921
	7/01/20 - FGIC Insured
1,490	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities Improvements,	2/15 at 100.00	AAA	1,561,773
	Series 2005B, 5.000%, 2/15/30 - AMBAC Insured
1,230	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities Improvements,	No Opt. Call	AAA	1,333,013
	Series 2005D, 5.000%, 2/15/14 - FGIC Insured
2,300	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities Improvements,	No Opt. Call	AAA	2,499,042
	Series 2005D-1, 5.000%, 2/15/15 - FGIC Insured
7,900	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing Program, Series 2002D,	10/12 at 100.00	AAA	8,512,724
	5.250%, 10/01/23 - MBIA Insured
1,040	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series 2005F, 5.000%,	3/15 at 100.00	AAA	1,109,066
	3/15/21 - FSA Insured
	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo City School
	District, Series 2003:
1,200	5.750%, 5/01/20 - FSA Insured	5/12 at 100.00	AAA	1,329,180
1,000	5.750%, 5/01/22 - FSA Insured	5/12 at 100.00	AAA	1,107,650
1,710	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo City School	5/14 at 100.00	AAA	1,929,308
	District, Series 2004, 5.750%, 5/01/26 - FSA Insured
7,500	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2002A, 5.250%,	11/12 at 100.00	AAA	8,030,400
	11/15/25 - FSA Insured
4,600	Metropolitan Transportation Authority, New York, State Service Contract Bonds, Series 2002B, 5.500%,	7/12 at 100.00	AAA	5,048,224
	7/01/18 - MBIA Insured
	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds, Series 2002A:
2,000	5.750%, 7/01/18 - FSA Insured	No Opt. Call	AAA	2,340,640
3,000	5.500%, 1/01/19 - MBIA Insured	7/12 at 100.00	AAA	3,292,320
6,000	5.500%, 1/01/20 - MBIA Insured	7/12 at 100.00	AAA	6,553,920
3,000	5.000%, 7/01/25 - FGIC Insured	7/12 at 100.00	AAA	3,151,020
8,000	5.000%, 7/01/30 - AMBAC Insured	7/12 at 100.00	AAA	8,305,520
	Nassau County Interim Finance Authority, New York, Sales Tax Secured Revenue Bonds, Series 2003A:
1,555	4.750%, 11/15/21 - AMBAC Insured	11/13 at 100.00	AAA	1,613,359
1,555	4.750%, 11/15/22 - AMBAC Insured	11/13 at 100.00	AAA	1,608,088
	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local
	Government Assistance Corporation, Series 2004A:
1,500	5.000%, 10/15/24 - MBIA Insured	10/14 at 100.00	AAA	1,592,460
2,720	5.000%, 10/15/25 - MBIA Insured	10/14 at 100.00	AAA	2,883,554
1,990	5.000%, 10/15/26 - MBIA Insured	10/14 at 100.00	AAA	2,108,146
3,470	5.000%, 10/15/29 - AMBAC Insured	10/14 at 100.00	AAA	3,657,727
	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2002B:
10,170	5.250%, 5/01/12 - MBIA Insured	11/11 at 101.00	AAA	11,077,774
2,420	5.250%, 5/01/17 - MBIA Insured	11/11 at 101.00	AAA	2,622,094
1,000	5.000%, 5/01/30 - MBIA Insured	11/11 at 101.00	AAA	1,039,700
6,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2003C,	8/12 at 100.00	AAA	6,469,860
	5.250%, 8/01/21 - AMBAC Insured
1,995	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2003E,	2/13 at 100.00	AAA	2,161,563
	5.250%, 2/01/22 - MBIA Insured
1,845	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2004C,	2/14 at 100.00	AAA	1,954,980
	5.000%, 2/01/19 - XLCA Insured
3,500	New York City Transitional Finance Authority, New York, Future Tax Secured Refunding Bonds, Fiscal Series	2/13 at 100.00	AAA	3,711,330
	2003D, 5.000%, 2/01/22 - MBIA Insured
	New York Convention Center Development Corporation, Hotel Unit Fee Revenue Bonds, Series 2005:
2,535	5.000%, 11/15/30 - AMBAC Insured	11/15 at 100.00	AAA	2,668,924
5,065	5.000%, 11/15/44 - AMBAC Insured	11/15 at 100.00	AAA	5,241,161
3,750	New York State Local Government Assistance Corporation, Revenue Bonds, Series 1993E, 5.250%,	No Opt. Call	AAA	4,143,525
	4/01/16 - FSA Insured
1,000	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second Generation, Series 2004,	4/14 at 100.00	AAA	1,059,180
	5.000%, 4/01/22 - MBIA Insured
8,455	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second Generation, Series 2005B,	No Opt. Call	AAA	9,787,085
	5.500%, 4/01/20 - AMBAC Insured
	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State
	Contingency Contract-Backed Bonds, Series 2003A-1:
12,400	5.250%, 6/01/20 - AMBAC Insured	6/13 at 100.00	AAA	13,365,588
1,000	5.250%, 6/01/22 - AMBAC Insured	6/13 at 100.00	AAA	1,071,900
3,190	New York State Urban Development Corporation, Revenue Refunding Bonds, State Facilities, Series 1995,	No Opt. Call	AAA	3,592,833
	5.600%, 4/01/15 - MBIA Insured
	Puerto Rico Highway and Transportation Authority, Highway Revenue Refunding Bonds, Series 2002E:
3,000	5.500%, 7/01/14 - FSA Insured	No Opt. Call	AAA	3,385,020
6,000	5.500%, 7/01/18 - FSA Insured	No Opt. Call	AAA	6,881,880

148,765	Total Tax Obligation/Limited			161,238,012
	Transportation - 12.7% (8.4% of Total Investments)
	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds, Series 2002A:
3,815	5.500%, 11/15/19 - AMBAC Insured	11/12 at 100.00	AAA	4,205,198
4,000	5.125%, 11/15/22 - FGIC Insured	11/12 at 100.00	AAA	4,272,920
	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds, Series 2002E:
2,665	5.500%, 11/15/21 - MBIA Insured	11/12 at 100.00	AAA	2,923,212
8,500	5.000%, 11/15/25 - MBIA Insured	11/12 at 100.00	AAA	8,948,715
2,795	New York State Thruway Authority, General Revenue Bonds, Series 2005F, 5.000%, 1/01/30 - AMBAC Insured	1/15 at 100.00	AAA	2,934,443
	New York State Thruway Authority, General Revenue Bonds, Series 2005G:
1,700	5.000%, 1/01/30 - FSA Insured	7/15 at 100.00	AAA	1,794,061
5,700	5.000%, 1/01/32 - FSA Insured	7/15 at 100.00	AAA	6,001,758
2,500	Niagara Frontier Airport Authority, New York, Airport Revenue Bonds, Buffalo Niagara International Airport,	4/09 at 101.00	AAA	2,648,900
	Series 1999A, 5.625%, 4/01/29 - MBIA Insured (Alternative Minimum Tax)
1,700	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth Series 2005,	6/15 at 101.00	AAA	1,784,490
	5.000%, 12/01/31 - XLCA Insured
5,000	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Series 2002A, 5.250%,	1/12 at 100.00	AAA	5,333,350
	1/01/20 - FGIC Insured
	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue Refunding
	Bonds, Series 2002E:
1,570	5.500%, 11/15/20 - MBIA Insured	No Opt. Call	AAA	1,823,382
3,800	5.250%, 11/15/22 - MBIA Insured	11/12 at 100.00	AAA	4,099,440

43,745	Total Transportation			46,769,869

	U.S. Guaranteed(4) - 24.3% (16.0% of Total Investments)
40	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health Services Facilities,	2/06 at 102.00	AAA	40,887
	Series 1996B, 5.125%, 8/15/21 (Pre-refunded 2/15/06) - MBIA Insured
70	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health Services Facilities,	2/07 at 102.00	AAA	73,289
	Series 1997A, 5.750%, 8/15/22 (Pre-refunded 2/15/07) - MBIA Insured
980	Dormitory Authority of the State of New York, Insured Revenue Bonds, Fordham University, Series 2002,	7/12 at 100.00	AAA	1,061,575
	5.000%, 7/01/19 (Pre-refunded 7/01/12) - FGIC Insured
8,500	Dormitory Authority of the State of New York, Insured Revenue Bonds, Ithaca College, Series 1997, 5.250%,	7/07 at 102.00	AAA	8,912,505
	7/01/26 (Pre-refunded 7/01/07) - AMBAC Insured
2,945	Dormitory Authority of the State of New York, Judicial Facilities Lease Revenue Bonds, Suffolk County Issue,	No Opt. Call	AAA	3,558,090
	Series 1986, 7.375%, 7/01/16
1,410	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities,	7/11 at 100.00	AAA	1,551,888
	Series 2001, 5.500%, 7/01/20 (Pre-refunded 7/01/11) - FGIC Insured
1,500	Dormitory Authority of the State of New York, Revenue Bonds, State Personal Income Tax, Series 2003A,	3/13 at 100.00	AAA	1,631,115
	5.000%, 3/15/32 (Pre-refunded 3/15/13) - FGIC Insured
8,100	Dormitory Authority of the State of New York, Revenue Bonds, State University Educational Facilities,	5/12 at 101.00	AAA	8,886,510
	Series 2002A, 5.125%, 5/15/19 (Pre-refunded 5/15/12) - FGIC Insured
	Longwood Central School District, Suffolk County, New York, Series 2000:
910	5.750%, 6/15/19 (Pre-refunded 6/15/11) - FGIC Insured	6/11 at 101.00	Aaa	1,019,892
1,410	5.750%, 6/15/20 (Pre-refunded 6/15/11) - FGIC Insured	6/11 at 101.00	Aaa	1,580,272
3,000	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 1998A, 4.750%, 4/01/28	10/15 at 100.00	AAA	3,232,830
	(Pre-refunded 10/01/15) - FGIC Insured
	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 1999A:
4,000	5.000%, 4/01/17 (Pre-refunded 10/01/14) - FSA Insured	10/14 at 100.00	AAA	4,377,720
1,000	5.000%, 4/01/29 (Pre-refunded 10/01/14) - FSA Insured	10/14 at 100.00	AAA	1,094,430
	Metropolitan Transportation Authority, New York, Transit Facilities Revenue Bonds, Series 1998B:
10,000	4.875%, 7/01/18 - FGIC Insured	7/08 at 101.00	AAA	10,446,600
4,500	4.750%, 7/01/26 - FGIC Insured	7/08 at 101.00	AAA	4,597,695
3,250	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds,	6/09 at 101.00	AAA	3,508,505
	Fiscal Series 2000A, 5.500%, 6/15/32 (Pre-refunded 6/15/09) - FGIC Insured
2,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds,	6/11 at 100.00	AAA	2,212,380
	Fiscal Series 2002A, 5.750%, 6/15/27 (Pre-refunded 6/15/11) - MBIA Insured
	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 1998A:
15	5.000%, 8/15/27 (Pre-refunded 8/15/07) - MBIA Insured	8/07 at 101.00	AAA	15,555
75	5.000%, 8/15/27 (Pre-refunded 8/15/07) - MBIA Insured	8/07 at 101.00	AAA	77,777
2,400	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second Generation, Series 2003A,	4/13 at 100.00	AAA	2,648,256
	5.250%, 4/01/22 (Pre-refunded 4/01/13) - MBIA Insured
2,200	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second Generation, Series 2004,	4/14 at 100.00	AAA	2,400,860
	5.000%, 4/01/20 (Pre-refunded 4/01/14) - MBIA Insured
4,930	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2001B, 5.250%, 4/01/17	10/11 at 100.00	AAA	5,379,764
	(Pre-refunded 10/01/11) - MBIA Insured
6,965	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2002A, 5.250%, 4/01/20	4/12 at 100.00	AAA	7,625,352
	(Pre-refunded 4/01/12) - FSA Insured
	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2002B:
3,125	5.375%, 4/01/17 (Pre-refunded 4/01/12) - AMBAC Insured	4/12 at 100.00	AAA	3,443,031
3,000	5.375%, 4/01/18 (Pre-refunded 4/01/12) - AMBAC Insured	4/12 at 100.00	AAA	3,305,310
6,000	New York State Urban Development Corporation, Service Contract Revenue Bonds, Correctional Facilities,	1/11 at 100.00	AAA	6,493,800
	Series 2000C, 5.250%, 1/01/30 (Pre-refunded 1/01/11) - FSA Insured

82,325	Total U.S. Guaranteed			89,175,888

	Utilities - 9.3% (6.1% of Total Investments)
1,650	Islip Resource Recovery Agency, New York, Revenue Bonds, Series 1994B, 7.250%, 7/01/11 - AMBAC	No Opt. Call	AAA	1,932,513
	Insured (Alternative Minimum Tax)
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 1998A:
7,000	5.125%, 12/01/22 - FSA Insured	6/08 at 101.00	AAA	7,335,860
3,200	5.750%, 12/01/24 - FSA Insured	6/08 at 101.00	AAA	3,403,424
1,500	5.250%, 12/01/26 - MBIA Insured	6/08 at 101.00	AAA	1,572,360
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2000A:
4,000	0.000%, 6/01/24 - FSA Insured	No Opt. Call	AAA	1,791,080
4,000	0.000%, 6/01/25 - FSA Insured	No Opt. Call	AAA	1,704,880
5,000	0.000%, 6/01/26 - FSA Insured	No Opt. Call	AAA	2,025,350
7,000	0.000%, 6/01/27 - FSA Insured	No Opt. Call	AAA	2,701,930
10,500	0.000%, 6/01/28 - FSA Insured	No Opt. Call	AAA	3,859,800
7,000	0.000%, 6/01/29 - FSA Insured	No Opt. Call	AAA	2,449,580
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2001A:
2,500	5.000%, 9/01/27 - FSA Insured	9/11 at 100.00	AAA	2,591,525
2,500	5.250%, 9/01/28 - FSA Insured	9/11 at 100.00	AAA	2,670,050

55,850	Total Utilities			34,038,352

	Water and Sewer - 6.3% (4.1% of Total Investments)
	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds,
	Fiscal Series 2000B:
830	6.100%, 6/15/31 - MBIA Insured	6/10 at 101.00	AAA	920,744
1,360	6.000%, 6/15/33 - MBIA Insured	6/10 at 101.00	AAA	1,503,140
4,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds,	6/11 at 100.00	AAA	4,251,600
	Fiscal Series 2002A, 5.250%, 6/15/33 - FGIC Insured
2,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds,	6/14 at 100.00	AAA	2,086,100
	Fiscal Series 2004C, 5.000%, 6/15/35 - AMBAC Insured
6,525	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds,	6/15 at 100.00	AAA	6,894,968
	Fiscal Series 2005C, 5.000%, 6/15/27 - MBIA Insured
7,000	Suffolk County Water Authority, New York, Waterworks Revenue Bonds, Series 2005C, 5.000%, 6/01/28 -	6/15 at 100.00	AAA	7,373,240
	MBIA Insured

21,715	Total Water and Sewer			23,029,792

$545,271	Total Investments (cost $526,935,358) - 151.7%			557,094,510

	Other Assets Less Liabilities - 1.9%			7,178,458

	Preferred Shares, at Liquidation Value - (53.6)%			(197,000,000)

	Net Assets Applicable to Common Shares - 100%			$367,272,968

All of the bonds in the portfolio are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below Baa by Moody’s Investor Service, Inc. or BBB by Standard & Poor’s Group are considered to be below investment grade.

(4)	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At December 31, 2005, the cost of investments was $526,795,662.

Gross unrealized appreciation and gross unrealized depreciation of investments at December 31, 2005, were as follows:

Gross unrealized:
Appreciation	$30,733,338
Depreciation	(434,490)

Net unrealized appreciation (depreciation) of investments	$30,298,848

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen New York Quality Income Municipal Fund, Inc.

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         2/27/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         2/27/06

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date         2/27/06

* Print the name and title of each signing officer under his or her signature.